16 Investments (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
ASSETS	R$ 46,784,664
Current assets	11,407,431
Cash and cash equivalents	3,222,768	R$ 2,941,727
Noncurrent assets	35,377,233
Current liabilities	9,654,392
Noncurrent liabilities	16,879,754
Equity	20,250,518	17,598,212	R$ 16,336,214	R$ 15,345,579
STATEMENT OF INCOME
Net operating income	18,633,249
Operating costs and expenses	(13,347,822)
Equity in income of subsidiaries	193,547
Income tax and social contribution	1,285,365
Net income	3,909,750
Total comprehensive income	3,730,595	1,939,685	1,405,644
Voltalia [member]
Disclosure of joint ventures [line items]
ASSETS	222,038	226,898	227,867
Current assets	3,623	3,664	2,344
Cash and cash equivalents	3,579	1,494	205
Other current assets	44	2,170	2,139
Noncurrent assets	218,415	223,234	225,523
LIABILITIES	222,038	226,898	227,867
Current liabilities	2,199	2,206	2,216
Financial liabilities
Other current liabilities	2,199	2,206	2,216
Noncurrent liabilities
Financial liabilities
Other noncurrent liabilities
Equity	219,839	224,692	225,651
STATEMENT OF INCOME
Operating costs and expenses	(66)	(111)	(103)
Financial results	32	146	(170)
Equity in income of subsidiaries	(4,893)	(7,080)	(7,815)
Income tax and social contribution		(5)
Net income	(4,927)	(7,050)	(8,088)
Other comprehensive income
Total comprehensive income	R$ (4,927)	R$ (7,050)	R$ (8,088)
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 107,721	R$ 110,099	R$ 110,568
Caiua [member]
Disclosure of joint ventures [line items]
ASSETS	267,425	271,409	261,951
Current assets	31,048	30,472	26,471
Cash and cash equivalents	6,871	3,968	1,128
Other current assets	24,177	26,504	25,343
Noncurrent assets	236,377	240,937	235,480
LIABILITIES	267,425	271,409	261,951
Current liabilities	18,995	28,892	24,955
Financial liabilities	7,392	7,584	7,615
Other current liabilities	11,603	21,308	17,340
Noncurrent liabilities	53,816	82,699	84,672
Financial liabilities	42,864	49,958	57,028
Other noncurrent liabilities	10,952	32,741	27,644
Equity	194,614	159,818	152,324
STATEMENT OF INCOME
Net operating income	17,927	25,180	25,129
Operating costs and expenses	(34,584)	(5,481)	(4,785)
Financial results	(3,389)	(4,557)	(5,017)
Equity in income of subsidiaries
Income tax and social contribution	1,752	(5,348)	(5,053)
Net income	(18,294)	9,794	10,274
Other comprehensive income
Total comprehensive income	R$ (18,294)	R$ 9,794	R$ 10,274
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 95,362	R$ 78,312	R$ 74,639
Integracao maranhense [member]
Disclosure of joint ventures [line items]
ASSETS	475,734	486,305	465,801
Current assets	59,709	59,466	47,347
Cash and cash equivalents	12,696	6,570	1
Other current assets	47,013	52,896	47,346
Noncurrent assets	416,025	426,839	418,454
LIABILITIES	475,734	486,305	465,801
Current liabilities	51,926	77,116	73,856
Financial liabilities	13,180	13,468	13,228
Other current liabilities	38,746	63,648	60,628
Noncurrent liabilities	120,579	126,095	127,284
Financial liabilities	65,624	78,350	91,342
Other noncurrent liabilities	54,955	47,745	35,942
Equity	303,229	283,094	264,661
STATEMENT OF INCOME
Net operating income	31,418	44,264	42,379
Operating costs and expenses	11,706	(5,672)	(7,732)
Financial results	(5,229)	(6,594)	(7,817)
Equity in income of subsidiaries
Income tax and social contribution	(9,991)	(8,904)	(7,974)
Net income	27,904	23,094	18,856
Other comprehensive income
Total comprehensive income	R$ 27,904	R$ 23,094	R$ 18,856
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 148,581	R$ 138,716	R$ 129,684
Matrincha [member]
Disclosure of joint ventures [line items]
ASSETS	2,357,028	2,295,925	2,199,434
Current assets	261,168	301,722	326,557
Cash and cash equivalents	46,198	85,293	116,634
Other current assets	214,970	216,429	209,923
Noncurrent assets	2,095,860	1,994,203	1,872,877
LIABILITIES	2,357,028	2,295,925	2,199,434
Current liabilities	192,512	166,430	137,627
Financial liabilities	80,141	82,665	70,192
Other current liabilities	112,371	83,765	67,435
Noncurrent liabilities	665,528	677,398	687,897
Financial liabilities	612,413	624,779	683,316
Other noncurrent liabilities	53,115	52,619	4,581
Equity	1,498,988	1,452,097	1,373,910
STATEMENT OF INCOME
Net operating income	328,171	250,188	272,103
Operating costs and expenses	(160,795)	(70,886)	(47,771)
Financial results	(71,164)	(59,794)	(61,910)
Equity in income of subsidiaries
Income tax and social contribution	(30,178)	(33,103)	(59,544)
Net income	66,034	86,405	102,878
Other comprehensive income
Total comprehensive income	R$ 66,034	R$ 86,405	R$ 102,878
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 734,503	R$ 711,527	R$ 673,216
Guaraciaba [member]
Disclosure of joint ventures [line items]
ASSETS	1,269,378	1,318,517	1,295,670
Current assets	165,063	150,875	229,693
Cash and cash equivalents	25,565	44,805	136,191
Other current assets	139,498	106,070	93,502
Noncurrent assets	1,104,315	1,167,642	1,065,977
LIABILITIES	1,269,378	1,318,517	1,295,670
Current liabilities	86,163	84,863	79,701
Financial liabilities	28,741	33,102	27,950
Other current liabilities	57,422	51,761	51,751
Noncurrent liabilities	446,133	545,742	487,520
Financial liabilities	446,801	461,353	482,125
Other noncurrent liabilities	(668)	84,389	5,395
Equity	737,082	687,912	728,449
STATEMENT OF INCOME
Net operating income	109,978	111,912	181,665
Operating costs and expenses	(8,317)	(29,067)	(27,273)
Financial results	(38,883)	(42,548)	(35,036)
Equity in income of subsidiaries
Income tax and social contribution	(22,084)	(2,926)	(47,273)
Net income	40,694	37,371	72,083
Other comprehensive income
Total comprehensive income	R$ 40,694	R$ 37,371	R$ 72,083
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 361,170	R$ 337,077	R$ 356,941
Paranaiba [member]
Disclosure of joint ventures [line items]
ASSETS	1,687,613	1,625,008	1,574,846
Current assets	179,229	178,558	165,072
Cash and cash equivalents	20,820	20,338	13,931
Other current assets	158,409	158,220	151,141
Noncurrent assets	1,508,384	1,446,450	1,409,774
LIABILITIES	1,687,613	1,625,008	1,574,846
Current liabilities	78,981	104,065	104,599
Financial liabilities	62,143	60,399	55,968
Other current liabilities	16,838	43,666	48,631
Noncurrent liabilities	777,279	810,847	814,798
Financial liabilities	545,200	580,451	612,854
Other noncurrent liabilities	232,079	230,396	201,944
Equity	831,353	710,096	655,449
STATEMENT OF INCOME
Net operating income	478,147	198,573	(14,331)
Operating costs and expenses	18,801	30,560	23,244
Financial results	(48,184)	(54,154)	(57,977)
Equity in income of subsidiaries
Income tax and social contribution	(125,646)	(47,024)	28,163
Net income	285,516	66,835	(67,389)
Other comprehensive income
Total comprehensive income	R$ 285,516	R$ 66,835	R$ (67,389)
Investment interest - %	24.50%	24.50%	24.50%
Investment book value	R$ 203,681	R$ 173,973	R$ 160,584
Mata de santa genebra [member]
Disclosure of joint ventures [line items]
ASSETS	2,712,737	2,482,326	2,365,160
Current assets	340,382	268,381	202,253
Cash and cash equivalents	61,171	48,395	19,568
Other current assets	279,211	219,986	182,685
Noncurrent assets	2,372,355	2,213,945	2,162,907
LIABILITIES	2,712,737	2,482,326	2,365,160
Current liabilities	158,350	129,810	124,606
Financial liabilities	104,308	93,643	33,964
Other current liabilities	54,042	36,167	90,642
Noncurrent liabilities	1,234,165	1,208,089	1,273,962
Financial liabilities	1,215,988	1,208,089	934,650
Other noncurrent liabilities	18,177		339,312
Equity	1,320,222	1,144,427	966,592
STATEMENT OF INCOME
Net operating income	364,070	357,522	514,591
Operating costs and expenses	(125,569)	(384,228)	462,839
Financial results	(91,947)	(99,186)	(59,507)
Equity in income of subsidiaries
Income tax and social contribution	(49,560)	42,627	2,685
Net income	96,994	(83,265)	(5,070)
Other comprehensive income
Total comprehensive income	R$ 96,994	R$ (83,265)	R$ (5,070)
Investment interest - %	50.10%	50.10%	50.10%
Investment book value	R$ 661,430	R$ 573,357	R$ 484,262
Cantareira [member]
Disclosure of joint ventures [line items]
ASSETS	1,567,577	1,496,577	1,443,693
Current assets	165,816	182,971	161,328
Cash and cash equivalents	34,435	60,252	301
Other current assets	131,381	122,719	161,027
Noncurrent assets	1,401,761	1,313,606	1,282,365
LIABILITIES	1,567,577	1,496,577	1,443,693
Current liabilities	63,206	72,907	60,964
Financial liabilities	41,314	48,619	46,329
Other current liabilities	21,892	24,288	14,635
Noncurrent liabilities	770,317	733,326	734,724
Financial liabilities	489,784	507,775	532,179
Other noncurrent liabilities	280,533	225,551	202,545
Equity	734,054	690,344	648,005
STATEMENT OF INCOME
Net operating income	196,039	138,259	195,441
Operating costs and expenses	(23,533)	(5,360)	60,529
Financial results	(40,630)	(46,190)	(58,402)
Equity in income of subsidiaries
Income tax and social contribution	(44,805)	(29,498)	(26,379)
Net income	87,071	57,211	50,131
Other comprehensive income
Total comprehensive income	R$ 87,071	R$ 57,211	R$ 50,131
Investment interest - %	49.00%	49.00%	49.00%
Investment book value	R$ 359,686	R$ 338,268	R$ 317,523